Intangible assets, net and goodwill	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Intangible assets, net and goodwill
11. Intangible assets, net and goodwill
a)
An analysis of intangible assets at December 31, 2017, 2018 and 2019 is as follows:

	For the year ended December 31, 2017
	Balance at beginning of year		Acquisitions		Acquisitions in business combinations		Disposals and other		Amortization of the year		Effect of translation of foreign subsidiaries		Balance at end of year
Licenses and rights of use	Ps.	242,739,362	Ps.	12,347,051	Ps.	53,923	Ps.	(1,037,458)	Ps.	—	Ps.	(6,689,054)	Ps.	247,413,824
Accumulated amortization		(126,708,098)		—		—		244,564		(11,879,489)		4,233,585		(134,109,438)

Net		116,031,264		12,347,051		53,923		(792,894)		(11,879,489)		(2,455,469)		113,304,386

Trademarks		27,789,150		127,823		82,868		(29,804)		—		809,175		28,779,212
Accumulated amortization		(15,222,257)		—		—		34,464		(3,179,461)		(474,151)		(18,841,405)

Net		12,566,893		127,823		82,868		4,660		(3,179,461)		335,024		9,937,807

Customer relationships		26,245,508		—		512,667		(882,338)		—		1,109,877		26,985,714
Accumulated amortization		(12,435,074)		—		—		882,338		(3,769,777)		(806,982)		(16,129,495)

Net		13,810,434		—		512,667		—		(3,769,777)		302,895		10,856,219

Software licenses		12,874,796		3,351,200		—		(1,698,118)		—		527,720		15,055,598
Accumulated amortization		(5,123,740)		—		—		1,212,669		(3,699,363)		(204,727)		(7,815,161)

Net		7,751,056		3,351,200		—		(485,449)		(3,699,363)		322,993		7,240,437

Content rights		4,876,298		2,099,084		—		(63,137)		—		(194,803)		6,717,442
Accumulated amortization		(2,666,499)		—		—		(195,658)		(1,820,092)		165,584		(4,516,665)

Net		2,209,799		2,099,084		—		(258,795)		(1,820,092)		(29,219)		2,200,777

Total of intangibles, net	Ps.	152,369,446	Ps.	17,925,158	Ps.	649,458	Ps.	(1,532,478)	Ps.	(24,348,182)	Ps.	(1,523,776)	Ps.	143,539,626

Goodwill (Note 12)	Ps.	152,632,635	Ps.	—	Ps.	951,348	Ps.	(134,525)	Ps.	—	Ps.	(1,986,226)	Ps.	151,463,232

	For the year ended December 31, 2018
	Balance at beginning of year		Acquisitions		Acquisitions in business combinations		Disposals and other		Amortization of the year		Effect of translation of foreign subsidiaries and Hyperinflation adjustment		Balance at end of year
Licenses and rights of use	Ps.	247,413,824	Ps.	4,227,244	Ps.	—	Ps.	1,508,274	Ps.	—	Ps.	(19,670,368)	Ps.	233,478,974
Accumulated amortization		(134,109,438)		—		—		(1,005,877)		(11,347,089)		16,281,825		(130,180,579)

Net		113,304,386		4,227,244		—		502,397		(11,347,089)		(3,388,543)		103,298,395

Trademarks		28,779,212		159,958		6,631		—		—		(738,635)		28,207,166
Accumulated amortization		(18,841,405)		—		—		—		(4,973,602)		275,046		(23,539,961)

Net		9,937,807		159,958		6,631		—		(4,973,602)		(463,589)		4,667,205

Customer relationships		26,985,714		74,637		15,556		—		—		(1,532,839)		25,543,068
Accumulated amortization		(16,129,495)		—		—		—		(3,754,312)		1,122,270		(18,761,537)

Net		10,856,219		74,637		15,556		—		(3,754,312)		(410,569)		6,781,531

Software licenses		15,055,598		2,004,550		3,006		(905,610)		—		(1,848,286)		14,309,258
Accumulated amortization		(7,815,161)		—		—		2,677,848		(3,491,629)		924,139		(7,704,803)

Net		7,240,437		2,004,550		3,006		1,772,238		(3,491,629)		(924,147)		6,604,455

Content rights		6,717,442		850,779		—		—		—		(18,512)		7,549,709
Accumulated amortization		(4,516,665)		—		—		—		(2,231,978)		(14,949)		(6,763,592)

Net		2,200,777		850,779		—		—		(2,231,978)		(33,461)		786,117

Total of intangibles, net	Ps.	143,539,626	Ps.	7,317,168	Ps.	25,193	Ps.	2,274,635	Ps.	(25,798,610)	Ps.	(5,220,309)	Ps.	122,137,703

Goodwill	Ps.	151,463,232	Ps.	—	Ps.	334,739	Ps.	(1,094,861)		—	Ps.	(5,136,613)	Ps.	145,566,497

	For the year ended December 31, 2019
	Balance at beginning of year		Acquisitions		Acquisitions in business combinations		Disposals and other		Amortization of the year		Effect of translation of foreign subsidiaries and Hyperinflation adjustment		Balance at end of year
Licenses and rights of use	Ps.	233,478,974	Ps.	13,206,877	Ps.	7,844,339	Ps.	7,286,114	Ps.	—	Ps.	(15,715,442)	Ps.	246,100,862
Accumulated amortization		(130,180,579)		—		—		(2,391,624)		(11,577,160)		9,481,480		(134,667,883)

Net		103,298,395		13,206,877		7,844,339		4,894,490		(11,577,160)		(6,233,962)		111,432,979

Trademarks		28,207,166		53,467		—		(6,012)		—		(835,613)		27,419,008
Accumulated amortization		(23,539,961)		—		—		—		(1,008,483)		618,145		(23,930,299)

Net		4,667,205		53,467		—		(6,012)		(1,008,483)		(217,468)		3,488,709

Customer relationships		25,543,068		20,248		—		5,507		—		(2,693,812)		22,875,011
Accumulated amortization		(18,761,537)		—		—		—		(3,371,924)		2,357,831		(19,775,630)

Net		6,781,531		20,248		—		5,507		(3,371,924)		(335,981)		3,099,381

Software licenses		14,309,258		2,729,480		—		(949,858)		—		(2,984,770)		13,104,110
Accumulated amortization		(7,704,803)		—		—		(1)		(2,479,088)		2,183,149		(8,000,743)

Net		6,604,455		2,729,480		—		(949,859)		(2,479,088)		(801,621)		5,103,367

Content rights		7,549,709		1,427,694		—		1,638,007		—		(455,228)		10,160,182
Accumulated amortization		(6,763,592)		—		—		(8,720)		(1,772,779)		429,862		(8,115,229)

Net		786,117		1,427,694		—		1,629,287		(1,772,779)		(25,366)		2,044,953

Total of intangibles, net	Ps.	122,137,703	Ps.	17,437,766	Ps.	7,844,339	Ps.	5,573,413	Ps.	(20,209,434)	Ps.	(7,614,398)	Ps.	125,169,389

Goodwill	Ps.	145,566,497	Ps.	—	Ps.	10,869,571	Ps.	(843,005)		—	Ps.	(2,693,262)	Ps.	152,899,801

b) The aggregate carrying amount of goodwill is allocated as follows:

	2018	2019
Europe (7 countries)	Ps. 53,066,729	Ps.52,950,325
Brazil (Fixed, wireless and TV)	21,388,124	28,062,398
Puerto Rico	17,463,394	17,463,394
Dominican Republic	14,186,723	14,186,723
Colombia	12,770,381	12,124,685
México	9,856,601	10,148,380
Peru	3,086,981	2,739,947
Chile	2,576,214	2,364,816
El Salvador	2,510,577	2,499,552
Ecuador	2,155,385	2,155,384
Other countries	6,505,388	8,204,197

	Ps. 145,566,497	Ps.152,899,801

c) The following is a description of the major changes in the “Licenses and rights of use” caption during the years ended December 31, 2017, 2018 and 2019:
2017 Acquisitions
i) In 2017, Claro Brasil increased its licenses value by Ps. 3,592,034 due to the cleaning process of the 700 MHz national frequency acquired in September 2014.
ii) On February 24, 2017 Radiomóvil Dipsa renewed its 8.4 MHz national license by paying Ps. 917,431, and on July 14, 2017, it acquired 43 concession titles for frequencies of 2.5 GHz in the amount of Ps. 5,305,498.
iii) Additionally, in 2017, the Company acquired other licenses in Chile, Europe, Uruguay and others countries in the amount of Ps. 2,532,088.
2018 Acquisitions
i. In December, Dominican Republic acquired radio spectrum totaling Ps. 709,829 (RD$ 1,831,427) with a useful life of 11 years.
ii. Additionally, in 2018, the Company acquired other licenses in Paraguay, Puerto Rico, Europe, Argentina, Chile and others countries in the amount of Ps. 3,517,415.
2019 Acquisitions
i) In 2019, Claro Brasil increased its licenses value by Ps. 3,457,251 by renewal licenses Anatel and reversion of IRU of Telxus referring to ICMS.
ii) In 2019, Austria acquired licenses to operate certain frequencies for Ps. 3,023,732, (3.5 GHz; EUR 64.3 mn), Belarus (2.1 GHz; EUR 9.5 mn) and Croatia (2.1 GHz; EUR 7.2 mn).
iii) In 2019, Telmex increased its licenses value by Ps. 459,668 for rights to use IFETEL with a validity of 20 years, and a right to use submarine cable with a validity of 10 years.

iv) In January 2019, Telcel acquired licenses for an amount of Ps.1,649,525 for PC´s 98 concessions titles and September 30, 2019 for 400 MHZ concessions titles.
v) In December 2019, Comcel increased its licenses value by
Ps.
2,753,768 or (468,511,573,375 Colombian pesos) in accordance with Res.3386 of December 23, granted Claro (Comcel) the 20 years renewal of 10 MHz of spectrum in the 1900 MHz band.
vi) Additionally, in 2019, the Company acquired other licenses in Puerto Rico, Argentina, Guatemala, Panamá and other countries in the amount of Ps. 1,862,934.
Amortization of intangibles for the years ended December 31, 2017, 2018 and 2019 amounted to Ps. 24,348,182, Ps. 25,798,610 and Ps. 20,209,434, respectively.
Some of the jurisdictions in which the Company operates can revoke their concessions under certain circumstances such as imminent danger to national security, national economy and natural disasters.